Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net income	$ 266,212	$ 329,384	$ (183,700)	$ 386,128	$ 323,193
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation	50,784	50,007	201,113	174,207	163,371
Unpaid director’s remuneration		40,000	110,000	100,000	30,000
Changes in operating assets and liabilities:
Accounts receivable	(41,948)	2,731	15,521	(7,080)	7,197
Other current assets	(21,809)		(1,953)	(125)	7,279
Inventories	(3,322)	(997)	(113)	3,658	(33,742)
Deferred tax assets	133,858	150,321	8,978	(162,557)	99,765
Accounts payable and accrued liabilities	(90,902)	(134,515)	(75,925)	187,536	(39,424)
Contract liabilities - deferred revenue	63,444	23,533	3,797	138,973	625
Deferred tax liabilities	10,471	9,661	11,958	27,292	17,992
Prepaid expenses	(447,981)
Net Cash (Used in) Provided by Operating Activities	(81,193)	470,125	89,676	848,032	576,256
Cash Flows from Investing Activities:
Purchase of property and equipment	(14,924)	(99,885)	(126,679)	(147,953)	(207,582)
Prepayment for acquisition of property and equipment				(103,436)
Short-term investment			(6,778)
Receipt of short-term investment	6,778
Net Cash Used in Investing Activities	(8,146)	(99,885)	(133,457)	(251,389)	(207,582)
Cash Flows from Financing Activities:
Proceeds from stockholders for settlement of subscription receivables	11,632		6,528
Proceeds from related party loan	55,485	372,704	980,753	520,964
Repayments to related party loan	(2,391,645)	(210,000)	(210,000)	(1,035,100)	(466,000)
Proceeds from bank and other borrowings				181,721	270,905
Repayments of bank and other borrowings	(192,378)	(37,806)	(592,937)	(58,121)	(169,686)
Deferred offering costs	(171,180)	(259,104)	(329,715)	(252,964)
Proceeds from issue of common stocks	10,654,093
Net Cash Provided by (Used in) Financing Activities	7,954,375	(134,206)	(145,371)	(643,500)	(364,781)
Net change in cash and cash equivalents	7,865,036	236,034	(189,152)	(46,857)	3,893
Cash and cash equivalents, beginning of period	457,142	646,294	646,294	693,151	689,258
Cash and cash equivalents, end of period	8,322,178	882,328	457,142	646,294	693,151
Supplemental cash flow information:
Cash paid for interest	4,491	10,186	25,550	30,393	36,169
Cash paid for taxes
Supplemental non-cash financing activity:
Prepaid offering costs net off with additional paid-in capital	$ 582,679